Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Mar. 08, 2026
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	BioLineRx Ltd.
Entity Central Index Key	0001498403
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction [Flag]	false
Entity's Reporting Status Current	Yes
Entity a Voluntary Filer	No
Entity Incorporation State Country Code	L3
Contact Personnel Fax Number	972 (8) 642-9101
Entity Address, Address Line One	2 HaMa’ayan Street
Entity Address, City or Town	Modi’in
Entity Address, Postal Zip Code	7177871
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding		2,610,814,390
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity File Number	001-35223
Entity a Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Auditor Name	Kesselman & Kesselman
Auditor Location	Tel Aviv, Israel
Auditor Firm ID	1309
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of BioLineRx Ltd. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of comprehensive loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

Substantial Doubt about the Company’s Ability to Continue as a Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 1(c) to the consolidated financial statements, the Company has suffered recurring losses from operations and has cash outflows from operating activities that indicate that a material uncertainty exists that may cast significant doubt (or raise substantial doubt as contemplated by PCAOB standards) about its ability to continue as a going concern. Management’s plans in regard to these matters are also described in Note 1(c). The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Philip A. Serlin
Contact Personnel Email Address	phils@biolinerx.com
Entity Address, Address Line One	2 HaMa’ayan Street
Entity Address, City or Town	Modi’in
Entity Address, Postal Zip Code	7177871
City Area Code	972
Local Phone Number	642-9100
Entity Address, Country	IL